Equity Incentive Plans and Stock Based Compensation - Assumptions of Equity-Based Payments to Non-Employees (Detail) - Non-employee Stock-based Compensation Expense	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	1.70%	2.14%	2.52%
Expected life (in years)	10 years	10 years	10 years
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	111.00%	103.00%	97.00%